CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	2 Months Ended	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2023
Operating expenses:
Research and development	$ 7,500	$ 4,884
General and administrative	319	2,835
Total operating expenses	7,819	7,719
Loss from operations	(7,819)	(7,719)
Other expense/(income), net:
Other expense, net		9
Change in fair value of private placement warrants		(177)
Change in fair value of note payable		2,244
Total other expense/(income), net		2,076
Loss before income taxes	(7,819)	(9,795)
Net loss before redeemable noncontrolling interest	(7,819)	(9,795)
Net loss attributable to redeemable noncontrolling interest		203
Net loss	(7,819)	(9,592)
Accretion of redeemable noncontrolling interest to redemption value		(203)
Net loss attributable to Class A Ordinary Shareholders of Zura	$ (7,819)	$ (9,795)
Net loss per share attributable to Class A Ordinary Shareholders of Zura, basic	$ (72,395.48)	$ (2.76)
Net loss per share attributable to Class A Ordinary Shareholders of Zura, diluted	$ (72,395.48)	$ (2.76)
Weighted-average Class A Ordinary Shares used in computing net loss per Ordinary Share attributable to Shareholders of Zura, basic	108	3,551,906
Weighted-average Class A Ordinary Shares used in computing net loss per Ordinary Share attributable to Shareholders of Zura, diluted	108	3,551,906